SEMI-ANNUAL
REPORT
May 31, 1997

                                     O.R.I.
                                     GROWTH
                                      FUND

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, INC.
Investment Adviser

O.R.I. GROWTH FUND
LETTER TO SHAREHOLDERS
MAY 1997

Dear Shareholder:

  It is a pleasure to report continued strong results for the O.R.I. Growth Fund, both in absolute returns and compared with our most representative benchmark, the Russell 2000. Large stocks widened their 3 1/2 year outperformance over smaller issues, as popular index funds propelled the largest of the large stocks to lofty levels.

  A flow of money into pools mandated to buy more and more blue chip securities has created an unusual disparity in valuations. Historically, small to mid-cap stocks have been more volatile, but have provided greater returns (typically 2-3% higher annually) than large stocks. Currently, all capitalizations are trading at approximately 18-19 times forward earnings with the greater growth prospects clearly held by smaller companies.

  During the past several years, statistics suggest that a global market presence creates more profitable opportunities for large multinational corporations. This data is misleading, as prolonged economic strength has allowed shareholder conscious management to increase per share earnings and stock prices through means such as share buybacks, restructuring and other cost cutting measures. This creates real concern over the quality and sustainability of earnings gains, particularly among large stocks. It is imperative to invest in companies able to profit through expanding revenues, with management teams capable of exploiting the prospects presented by true growth.

  The most attractive sectors have long-term potential to expand their businesses in growing fields. Healthcare and technology sectors present the most lucrative opportunities. It is particularly important to diversify in these areas, as fast growth can lead to obsolescence and unexpected competitive problems. The consolidating financial services sector of banks, brokerage and specialty organizations offers reliable fundamentals with upside to earnings and share price resulting from merger activity.

  Overall market strength has left little room for disappointment and the likelihood of increased volatility. Investors can concentrate on the favorable demographics creating a steady stream of 401K and other equity investments from baby boomers, to avoid the temptation of becoming market timers.

  Recent stock gains serve as compelling evidence of the importance in remaining fully invested with long-term funds. Somehow, after a period where virtually all market indices have enjoyed spectacular results, valuations appear to be no more expensive than when the advance began. This is due to significantly lower inflationary fears and the resulting outlook for a stable interest rate environment. Corporate earnings remain on track for a sixth consecutive year of growth. Surveys reflect high levels of consumer confidence and indicators suggest the improvement of consumer debt problems. A further positive is the persistent level of low unemployment without wage pressures. In total, such favorable conditions support current high stock multiples and do not, by historical standards, suggest an imminent market selloff.

  Current conditions appear well suited for good stock pickers to fare better against the major indices. The O.R.I. Growth Fund, with its bias to smaller growth stocks, is positioned to capitalize on these opportunities.

  Thank you for your continued confidence.

Sincerely,

/s/David M. Klaskin

David M. Klaskin
President

SCHEDULE OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)

 NUMBER OF
    SHARES                                                            VALUE
 ---------                                                           ------

            COMMON STOCK -- 93.62%
            AUTOMOTIVE & RELATED PRODUCTS -- 0.31%
       580  Borg-Warner Automotive, Inc.                            $28,275
                                                                 ----------

            BANKING -- 6.98%
     3,300  Bank of Boston Corporation                              240,900
    16,000  Greater New York Savings Bank                           306,000
     3,500  Kankakee Bancorp, Inc.                                   96,250
                                                                 ----------
                                                                    643,150
                                                                 ----------

            CHEMICALS -- 4.30%
     4,500  Cambrex Corporation                                     162,562
    10,000  Crompton & Knowles Corporation                          233,750
                                                                 ----------
                                                                    396,312
                                                                 ----------

            COMMUNICATIONS -- 5.02%
     6,000  Comsat Corporation                                      135,000
     6,500  IPC Information Systems, Inc.*<F1>                       81,250
     7,000  Mosaix, Inc.*<F1>                                        98,875
     5,000  Worldcom, Inc.*<F1>                                     148,125
                                                                 ----------
                                                                    463,250
                                                                 ----------

            COMPUTERS - NETWORKING -- 8.71%
     6,400  Comdisco, Inc.                                          236,000
    25,000  Data Systems Network Corporation*<F1>                   234,375
     5,500  Microtouch Systems, Inc.*<F1>                           138,875
     6,000  Sun Microsystems, Inc.*<F1>                             193,500
                                                                 ----------
                                                                    802,750
                                                                 ----------

            COMPUTERS - SOFTWARE -- 6.46%
     7,500  BancTec, Inc.*<F1>                                      189,375
     2,500  Hyperion Software Corporation*<F1>                       45,000
     4,777  Sterling Commerce, Inc.*<F1>                            158,835
     3,000  Sterling Software, Inc.*<F1>                             99,750
     4,000  TRO Learning, Inc.*<F1>                                  40,000
     2,500  TSR, Inc.                                                63,125
                                                                 ----------
                                                                    596,085
                                                                 ----------

            DEFENSE ELECTRONICS -- 1.38%
     5,000  Tracor, Inc.*<F1>                                       126,875
                                                                 ----------

            DRUGS & MEDICAL -- 1.06%
     2,500  Watson Pharmaceuticals, Inc.*<F1>                        97,813
                                                                 ----------

            ELECTRONICS -- 5.64%
    15,000  Alpha Industries, Inc.*<F1>                             110,625
     7,500  BE Aerospace, Inc.*<F1>                                 181,875
     3,500  SCI Systems, Inc.*<F1>                                  227,500
                                                                 ----------
                                                                    520,000
                                                                 ----------

            ENTERTAINMENT & LEISURE -- 1.89%
     6,000  Hasbro, Inc.                                            174,000
                                                                 ----------

            ENVIRONMENTAL SERVICES/POLLUTION CONTROL -- 6.57%
     4,000  Culligan Water
              Technologies, Inc.*<F1>                               178,000
     1,500  Newpark Resources, Inc.*<F1>                             78,750
     5,000  United States Filter Corporation*<F1>                   157,500
     5,000  United Waste Systems, Inc.*<F1>                         191,875
                                                                 ----------
                                                                    606,125
                                                                 ----------

            FINANCIAL SERVICES -- 3.01%
     7,500  FIRSTPLUS Financial Group, Inc.*<F1>                    191,250
     6,000  IMC Mortgage Company*<F1>                                86,250
                                                                 ----------
                                                                    277,500
                                                                 ----------

            HEALTH CARE EQUIPMENT & SUPPLIES -- 5.08%
     4,000  Coherent, Inc.*<F1>                                     175,000
     3,300  Maxxim Medical, Inc.*<F1>                                48,263
     8,000  Medpartners, Inc.*<F1>                                  152,000
     3,500  Sabratek Corporation*<F1>                                93,188
                                                                 ----------
                                                                    468,451
                                                                 ----------

            HOSPITALS & HEALTH CARE -- 8.38%
     6,840  Healthsouth Corporation*<F1>                            156,465
     5,000  The Multicare Companies, Inc.*<F1>                      124,375
     2,400  Pediatric Services of America, Inc.*<F1>                 47,400
     7,500  RehabCare Group, Inc.*<F1>                              258,750
     6,750  Tenet Healthcare Corporation*<F1>                       185,625
                                                                 ----------
                                                                    772,615
                                                                 ----------

            HOUSEHOLD PRODUCTS -- 4.41%
     8,500  Nortek, Inc.*<F1>                                       197,625
     7,000  Triangle Pacific Corp.*<F1>                             209,125
                                                                 ----------
                                                                    406,750
                                                                 ----------

            INSURANCE -- 2.21%
     9,500  USF&G Corporation                                       204,250
                                                                 ----------

            MISCELLANEOUS -- 7.90%
    25,000  The Judge Group, Inc.*<F1>                              103,125
     6,000  Personnel Group of America, Inc.*<F1>                   182,250
    10,000  RCM Technologies, Inc.*<F1>                              91,250
     6,600  Service Corporation International                       232,650
     5,000  U.S. Rentals, Inc.*<F1>                                 118,750
                                                                 ----------
                                                                    728,025
                                                                 ----------

            OFFICE EQUIPMENT -- 0.31%
     5,400  Cantel Industries, Inc.*<F1>                             28,350
                                                                 ----------

            OIL & GAS -- 5.94%
     8,000  Global Marine, Inc.*<F1>                                180,000
    10,000  Magnum Hunter Resources, Inc.*<F1>                       55,000
     7,500  Oceaneering International, Inc.*<F1>                    127,500
     5,000  Seitel, Inc.*<F1>                                       185,625
                                                                 ----------
                                                                    548,125
                                                                 ----------

            REAL ESTATE INVESTMENT TRUST -- 1.18%
     5,000  Glenborough Realty Trust, Inc.                          108,750
                                                                 ----------

            RETAIL - GROCERY -- 2.10%
     8,000  Dominick's Supermarkets, Inc.*<F1>                      194,000
                                                                 ----------

            TRAVEL & RECREATION -- 1.87%
     7,500  CUC International, Inc.*<F1>                            172,500
                                                                 ----------

            UTILITIES -- 2.91%
     6,500  Calenergy Company, Inc.*<F1>                            268,125
                                                                 ----------

            Total Common Stock
              (cost $6,561,948)                                   8,632,076
                                                                 ----------

 PRINCIPAL
    AMOUNT                                                            VALUE
 ---------                                                            -----

            SHORT-TERM INVESTMENTS -- 6.22%
            VARIABLE RATE DEMAND NOTES -- 6.22%
  $188,741  American Family Financial Services, Inc.                188,741
    69,594  General Mills, Inc.                                      69,594
   133,068  Johnson Controls, Inc.                                  133,068
   101,454  Pitney Bowes, Inc.                                      101,454
    80,690  Wisconsin Electric Power Co.                             80,690
                                                                 ----------
            Total Short-Term Investments
              (cost $573,547)                                       573,547
                                                                 ----------
            Total Investments -- 99.84%
              (cost $7,135,495)                                   9,205,623
                                                                 ----------
            Other Assets,
              less Liabilities -- 0.16%                              14,556
                                                                 ----------
            NET ASSETS -- 100.00%                                $9,220,179
                                                                 ==========

*<F1>Non-income producing security

See Notes to the Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)

ASSETS:
  Investments, at market value (cost $7,135,495)                   $9,205,623
  Receivable for investments sold                                      10,078
  Receivable from Adviser                                              11,696
  Receivable for capital shares sold                                    1,206
  Organizational expenses, net of accumulated amortization             13,814
  Prepaid expenses                                                     23,552
  Interest and dividends receivable                                     3,703
                                                                    ---------
  Total Assets                                                      9,269,672
                                                                    ---------
LIABILITIES:
  Accrued other expenses                                               49,493
                                                                    ---------
  Total Liabilities                                                    49,493
                                                                    ---------
NET ASSETS                                                         $9,220,179
                                                                    =========

NET ASSETS CONSIST OF:
  Capital stock                                                        $5,478
  Paid-in-capital in excess of par                                  6,951,676
  Undistributed net investment (loss)                                 (25,466)
  Undistributed net realized gain on investments                      218,363
  Net unrealized appreciation on investments                        2,070,128
                                                                    ---------
  Net Assets                                                       $9,220,179
                                                                    =========

CLASS A:
  Net assets                                                       $9,143,692
  Shares authorized ($.01 par value)                               50,000,000
  Shares issued and outstanding                                       543,277
  Net asset value and redemption price per share                       $16.83
                                                                        =====

  Maximum offering price per share                                     $17.58
                                                                       ======

CLASS C:
  Net assets                                                          $76,487
  Shares authorized ($.01 par value)                               50,000,000
  Shares issued and outstanding                                         4,550
  Net asset value, redemption price and offering price per share       $16.81
                                                                       ======

See Notes to the Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
INVESTMENT INCOME:
  Interest                                                            $13,829
  Dividends                                                            13,338
                                                                     --------
                                                                       27,167
                                                                     --------
EXPENSES:
  Fund administration and accounting fees                              27,021
  Investment advisory fees                                             40,815
  Professional fees                                                    17,755
  Shareholder servicing fees and expenses                              18,483
  Reports to shareholders                                               1,585
  Federal and state registration fees                                   6,214
  Amortization of organizational expenses                               4,388
  Directors' fees                                                       1,416
  Custody fees                                                          5,352
  12b-1 fees -- Class A                                                10,173
  12b-1 fees -- Class C                                                   125
                                                                     --------
  Total expenses before waiver and reimbursement                      133,327
  Less:  Waiver and reimbursement of expenses by Adviser              (51,604)
                                                                     --------
  Net expenses                                                         81,723
                                                                     --------
NET INVESTMENT (LOSS)                                                 (54,556)
                                                                     --------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investment transactions                        249,177
  Change in unrealized appreciation on investments                    525,004
                                                                     --------
  Net gain on investments                                             774,181
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $719,625
                                                                     ========

See Notes to the Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                   UNAUDITED
                                            SIX MONTHS ENDED        YEAR ENDED
                                                MAY 31, 1997 NOVEMBER 30, 1996
                                             ---------------  ----------------
OPERATIONS:
  Net investment (loss)                            $(54,556)        $(75,533)
  Net realized gain on investments                   249,177          579,775
  Change in unrealized appreciation on
    investments                                      525,004          615,635
                                                  ----------        ---------
  Net increase in net assets resulting from
    operations                                       719,625        1,119,877
                                                  ----------        ---------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                      1,148,671        2,818,792
  Shares issued to holders in reinvestment of
    dividends                                        476,916          164,945
  Shares redeemed                                  (341,432)        (382,732)
                                                  ----------        ---------
  Net increase                                     1,284,155        2,601,005
                                                  ----------        ---------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net realized gains                          (508,673)        (178,056)
                                                  ----------        ---------
TOTAL INCREASE IN NET ASSETS                       1,495,107        3,542,826
NET ASSETS:
  Beginning of period                              7,725,072        4,182,246
                                                  ----------        ---------
  End of period (including undistributed net
    investment loss of
    ($25,466) and $0 respectively)                $9,220,179       $7,725,072
                                                  ==========       ==========

See Notes to the Financial Statements.


FINANCIAL HIGHLIGHTS

                                    UNAUDITED             UNAUDITED                                         JANUARY 3, 1994(1)<F2>
                             SIX MONTHS ENDED    THREE MONTHS ENDED          YEAR ENDED          YEAR ENDED                  TO
                                 MAY 31, 1997       MAY 31, 1997(2)<F3>NOVEMBER 30, 1996  NOVEMBER 30, 1995   NOVEMBER 30, 1994
                            -----------------    ------------------   -----------------   -----------------   -----------------
                                      CLASS A               CLASS C             CLASS A             CLASS A             CLASS A
                                     --------              --------            --------            --------            --------
Per share data:
Net asset value,
  beginning of period                  $16.57                $16.02              $14.32              $10.48              $10.00
Income from investment
  operations:
Net investment (loss)               (0.05)(3)<F4>         (0.06)(3)<F4>       (0.16)(3)<F4>          (0.13)              (0.07)
Net realized and unrealized
  gains on investments                   1.40                  0.85                3.01                4.00                0.55
                                      -------              --------            --------            --------            --------
Total from investment
  operations                             1.35                  0.79                2.85                3.87                0.48
Less distributions:
Distributions from
  capital gains                        (1.09)                    --              (0.60)              (0.03)                  --
                                      -------              --------            --------            --------            --------
Net asset value,
  end of period                        $16.83                $16.81              $16.57              $14.32              $10.48
                                      =======              ========            ========            ========            ========

                                   8.6%(4)<F5>(5)<F6>       5.7%(4)<F5>        20.9%(5)<F6>           37.0%            4.8%(4)<F5>
Supplemental data and ratios:
Net assets, end of period          $9,143,692               $76,487          $7,725,072          $4,182,246          $2,708,546
Ratio of expenses to average
  net assets:
Before expense reimbursement          3.3%(6)<F7>           4.3%(6)<F7>            3.5%                6.5%            9.0%(6)<F7>
After expense reimbursement           2.0%(6)<F7>           2.7%(6)<F7>            2.0%                2.0%            2.0%(6)<F7>
Ratio of net investment (loss)
  to average net assets:
Before expense reimbursement        (2.6)%(6)<F7>         (3.7)%(6)<F7>          (2.7)%              (5.8)%          (8.1)%(6)<F7>
After expense reimbursement         (1.3)%(6)<F7>         (2.1)%(6)<F7>          (1.2)%              (1.3)%          (1.1)%(6)<F7>
Portfolio turnover rate(7)<F8>            27%                   27%                 71%                109%                 80%
Average commission
  rate paid(7)<F8>                    $0.0535               $0.0535             $0.0512

(1)<F2>Commencement of operations.
(2)<F3>Effective March 1, 1997, the Fund offered a second class of shares, Class
C.
(3)<F4>Net investment (loss) per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
(4)<F5>Not annualized.
(5)<F6>The total return calculation does not reflect the 4.25% front end sales load.
(6)<F7>Annualized.
(7)<F8>Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See Notes to the Financial Statements.


NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)

1. ORGANIZATION

The O.R.I. Growth Fund, Inc. (the "Fund") was incorporated on October 15, 1993 as a Maryland corporation and is registered as an open-end diversified management investment company under the Investment Company Act of 1940 ("1940 Act"). The Fund's investment objective is capital appreciation. Oak Ridge Investments, Inc. (the "Adviser") is the Fund's investment adviser. The Fund commenced operations on January 3, 1994.

Costs incurred in connection with the organization, initial registration and public offering of shares aggregated $44,002. These costs are being amortized over a period of not more than five years from the Fund's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholders or any transferee will be reduced by a pro rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

The Fund has issued two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 4.25% of the offering price or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Fund has identical rights and privileges except that each class bears differing expenses and exclusive voting rights on matters pertaining to the distribution plan for that class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or Nasdaq on which securities are primarily traded; provided, however, securities traded on an exchange or Nasdaq for which there were no transactions on a given day, and securities not listed on an exchange or Nasdaq, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

c) Distribution to Shareholders -- The Fund pays dividends of net investment income annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded no later than the first business day after the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. The Fund's basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                                      CLASS A
                                       ---------------------------------------
                                        SIX MONTHS ENDED        YEAR ENDED
                                          MAY 31, 1997       NOVEMBER 30, 1996
                                       ------------------    -----------------
                                         AMOUNT    SHARES     AMOUNT    SHARES
                                        -------   -------    -------    ------
 Shares sold                         $1,076,494    68,318 $2,818,792   186,455
 Shares issued to holders in
   reinvestment of dividends            476,916    30,262    164,945    12,356
 Shares redeemed                      (341,432)  (21,505)  (382,732)  (24,753)
                                     ----------  --------   --------   -------
 Net increase                        $1,211,978    77,075 $2,601,005   174,058
                                     ==========    ======  =========   =======

                                            CLASS C
                                      -------------------
                                       THREE MONTHS ENDED
                                          MAY 31, 1997
                                      --------------------
                                         AMOUNT    SHARES
                                       --------    ------
 Shares sold                            $72,177     4,550
 Shares issued to holders in
   reinvestment of dividends                 --        --
 Shares redeemed                             --        --
                                        -------    ------
 Net increase                           $72,177     4,550
                                        =======    ======

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an agreement with the Adviser, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 1.00% on average daily net assets.

For the fiscal year ending November 30, 1997, the Adviser has voluntarily agreed to waive its management fee and/or reimburse the Fund's expenses to the extent that total operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares exceed 2.00% of the class' average daily net assets and (ii) Class C shares exceed 2.75% of the class' average daily net assets.

For the six months ended May 31, 1997, the Fund paid Oak Ridge Investments, Inc. (the "Distributor") $4,932 of brokerage commissions. The Distributor also received front-end sales charges on Class A shares of $6,333 for the six months ended May 31, 1997.

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 1997, were $2,497,892 and $2,084,654 respectively. There were no purchases or sales of long-term U.S. Government securities.

At May 31, 1997, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

            Appreciation                                 $2,393,306
            (Depreciation)                                (323,178)
                                                         ----------
            Net unrealized appreciation on investments   $2,070,128
                                                          =========
At May 31, 1997, the cost of investments for federal income tax purposes was $7,135,495.

6. DISTRIBUTION PLAN

The Fund has adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Fund is required to pay the Distributor a distribution fee of up to 0.25% of the average daily net assets of the Fund attributable to the Class A shares computed on an annual basis, for the promotion and distribution of the Class A shares. The Class C Plan requires the Fund to pay the Distributor (i) a distribution fee of up to 0.75% of the average daily net assets of the Fund attributable to the Class C shares, computed on an annual basis, and (ii) a service fee for personal services provided to shareholder accounts of up to 0.25% of the average daily net assets of the Fund attributable to the Class C shares, computed on an annual basis. Distribution fees incurred by Class A shares for the period ended May 31, 1997 were $10,173. Distribution and service fees incurred by Class C shares for the period ended May 31, 1997 were $125.

SHAREHOLDERS MEETING RESULTS

A special meeting of shareholders of the O.R.I. Growth Fund was held on February 26, 1997. The following matters were voted on at the meeting:

The shareholders of the Fund approved a new investment advisory agreement on substantially the same terms as the current agreement.

                                                     % OF                % OF
                        NO. OF SHARES  OUTSTANDING SHARES        SHARES VOTED
                        -------------  ------------------        ------------
For                           266,145             53.385%             95.130%
Against                         8,513              1.708%              3.043%
Abstain                         5,111              1.025%              1.827%

The shareholders of the O.R.I. Growth Fund ratified Price Waterhouse LLP as the independent accountants for O.R.I. Growth Fund for the fiscal year ending November 30, 1997.

                                                     % OF                % OF
                        NO. OF SHARES  OUTSTANDING SHARES        SHARES VOTED
                        -------------  ------------------        ------------
For                           275,943             55.351%             98.632%
Against                         1,070              0.214%              0.383%
Abstain                         2,756              0.553%              0.985%

                               TABLE OF CONTENTS

                                    Page
                                    ----
Letter to Shareholders                 1
Schedule of Investments                2
Statement of Assets and Liabilities    4
Statement of Operations                5
Statement of Changes in Net Assets     6
Financial Highlights                   7
Notes to the Financial Statements      8
Shareholders Meeting Results          11

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.